MAINSTAY FUNDS

                       MainStay 130/30 International Fund

                 Supplement dated August 27, 2007 ("Supplement")
              to the Prospectus dated June 18, 2007 ("Prospectus").
         This Supplement supersedes the supplement dated June 18, 2007.

      This Supplement updates certain information contained in the above-dated Prospectus for the fund named above (the "Fund"), a series of Eclipse Funds Inc. You may obtain a copy of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Fund's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Closure of Fund to New Investors

The MainStay 130/30 International Fund is currently closed to all new investors. This Fund will open to accept initial in-kind seed capital on September 28, 2007, and will be open to all other purchases on October 1, 2007.


            Please Retain This Supplement For Your Future Reference.




                                                                MS30ALL16c-08/07